Shareholder Report	6 Months Ended
May 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	GoodHaven Funds Trust
Entity Central Index Key	0001661813
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
GoodHaven Fund
Shareholder Report [Line Items]
Fund Name	GoodHaven Fund
Class Name	GoodHaven Fund
Trading Symbol	GOODX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the GoodHaven Fund for the period of December 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund, including the most recent Shareholder letter, at https://www.goodhavenfunds.com/communications/. You can also request this information by contacting us at 1-855-654-6639.
Additional Information Phone Number	1-855-654-6639
Additional Information Website	https://www.goodhavenfunds.com/communications/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
GoodHaven Fund	$53	1.10%
[1]
Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.10%
Updated Performance Information Location [Text Block]	Visit https://www.goodhavenfunds.com/performance/ for more recent performance information.
Net Assets	$ 250,291,867
Holdings Count | $ / shares	27
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$250,291,867
Number of Holdings	27
Portfolio Turnover	5%

Holdings [Text Block]

Top 10 Issuers	(%)
Berkshire Hathaway, Inc. - Class B	17.3%
TerraVest Industries, Inc.	7.8%
Alphabet, Inc. - Class C	7.3%
EXOR NV	6.0%
United States Treasury Bills	6.0%
Bank of America Corp.	5.6%
Jefferies Financial Group, Inc.	4.7%
Chubb Ltd.	4.6%
Builders FirstSource, Inc.	4.3%
The Progressive Corp.	4.0%

Top Industries	(%)
Diversified Holding Companies	17.3%
Property/Casualty Insurance	8.6%
Oil & Gas Exploration & Production	8.4%
Oil & Gas Equipment & Services	7.8%
Investment Management	7.4%
Interactive Media & Services	7.3%
Banks-Diversified	6.5%
Industrial Conglomerate	6.0%
Capital Markets	4.7%
Cash & Other	26.0%

Updated Prospectus Web Address	https://www.goodhavenfunds.com/

[1]
*	Annualized